Derivative Financial Instruments - Market Risk Narrative (Exchange Rate, Hydrocarbon Price, and Market Risk) (Details) € in Thousands, bbl in Thousands, $ in Thousands	6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2023 EUR (€) thousandBarrelsPerDay derivativeInstrument	Jun. 30, 2021 USD ($) thousandBarrelsPerDay	Mar. 31, 2023 USD ($) thousandBarrelsPerDay	Nov. 30, 2023 bbl	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Jun. 30, 2022 USD ($) thousandBarrelsPerDay	Dec. 31, 2021 MXN ($) thousandBarrelsPerDay derivativeInstrument	Dec. 31, 2023 USD ($) derivativeInstrument	Dec. 31, 2021 EUR (€) derivativeInstrument	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Number of cross currency swaps with a recouponing clause subject to partial restructure | derivativeInstrument	1								1
Number of derivative financial instruments in foreign currency | derivativeInstrument	3								3
Percentage hedged										10.00%
Notional amount | €										€ 1,250
Number of cross currency swaps | derivativeInstrument								2
Number of derivative financial instruments | derivativeInstrument	0								0
Confidence level percentage					95.00%
P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
DFIs and debt portfolio to parallel shift basis points					0.0010
Seagull option | P.M.I. Norteamrica, S. A. de C. V.
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain					$ 238,079,042,000
Net foreign exchange loss						$ (129,690,090,000)		$ (45,675,050,000)
Percentage of PEMEX's debt in foreign currency					82.75%
Seagull option | P.M.I. Norteamrica, S. A. de C. V. | Debt securities
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain					$ 208,865,338,000	$ 121,255,142,000
Net foreign exchange loss								$ (40,751,264,000)
Peso teasury portfolio | P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
Investment in portfolio					0.00
Fondo laboral pemex portfolio | P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
Investment in portfolio					0.00
U.S. Dollar Treasury Portfolio | P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
Investment in portfolio					0.00
2026 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Percentage of issue that remained hedged with two cross currency swaps								25.00%
Currency risk
Disclosure of detailed information about financial instruments [line items]
Number of cross currency swaps subject to restructure | derivativeInstrument										5
Number of cross currency swaps with a recouponing clause subject to restructure | derivativeInstrument										2
Currency risk | Two Thousand And Twenty Five
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure | €	€ 650
Currency risk | Two Thousand Twenty Seven
Disclosure of detailed information about financial instruments [line items]
Number of cross currency swaps subject to restructure | derivativeInstrument	10								10
Hedged risk exposure | €	€ 1,250
Currency risk | 2026
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure | €										€ 1,000
Currency risk | 2030
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure | €										€ 100
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure		$ 39,401	$ 199,943				$ 158,988		$ 105,780
Number of barrels hedged	148,000	218,000	320,000	5,750,000			309,000	332,500
Amount of barrels hedged											119,920